FILE NO.  2-29502
                                                               FILE NO. 811-1677
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 62          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 41                 (X)
                                   ---------
                          JOHN HANCOCK CAPITAL SERIES
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                       Senior Vice President and Secretary
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) On (date) pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
(X) on April 5, 2002 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective admendment.

                  JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND

                     STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the Registrant's registration statement on Form N-1A, File Nos. 811-1677 and 2-29502, dated April 3, 2002, accession number 0001010521-02-000150 are incorporated by reference in their entirety herein.

FINANCIAL STATEMENTS


U.S. Global Leaders Growth Fund's audited financial statements for the fiscal years ended June 30, 2001 (filed electronically on September 5, 2001 accession number 0000900912-01-500351) are incorporated by reference into Part B of this Registration Statement. The June 30, 2001 financial statements, including the financial highlights in the Fund's Class A, Class B and Class C shares prospectuses, have been audited by Ernst & Young, independent accountants, as indicated in their report with respect to those financial statements and are included in reliance upon the authority of Ernst & Young LLP as experts in accounting and auditing in giving their report.

U.S. Global Leaders Growth Fund's unaudited semi-annual financial statements for the period ended December 31, 2001 (filed electronically on March 5, 2002, accession number 0000909012-02-000197) are incorporated by reference into Part B of this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of April, 2002.

                                 JOHN HANCOCK CAPITAL SERIES

                          By:             *
                                 --------------------------
                                 Maureen R. Ford
                                 Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                              Title                     Date
     ---------                              -----                     ----


         *
-------------------------        Trustee, Chairman and             April 5, 2002
Maureen R. Ford                  Chief Executive Officer

         *
-------------------------        Senior Vice President and
Richard A. Brown                 Chief Financial Officer

/s/William H. King
-------------------------        Vice President, Treasurer
William H. King                  (Chief Accounting Oficer)

         *
-------------------------        Trustee
Dennis S. Aronowitz

         *
-------------------------        Trustee
Richard P. Chapman, Jr.

         *
-------------------------        Trustee
William J. Cosgrove

         *
-------------------------        Trustee
John M. DeCiccio

         *
-------------------------        Trustee
Richard A. Farrell

         *
-------------------------        Trustee
Gail D. Fosler

         *
-------------------------        Trustee
William F. Glavin

         *
-------------------------        Trustee
John A. Moore

         *
-------------------------        Trustee
Patti McGill Peterson

         *
-------------------------        Trustee
John W. Pratt



By:      /s/Susan S. Newton                                   April 5, 2002
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         June 23, 2001 and
         September 12, 2001.

               CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



We consent to the reference to our firm under the captions " Financial Statements", "Financial Highlights" and "Independent Auditors" in Post-Effective Amendment No. 62 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940 to the Registration Statement (Form N-1A, No. 2-29502 and 911-1677) and related Prospectuses and Statement of Additional Information of John Hancock Capital Series and to the incorporation by reference therein of our report dated August 2, 2001, with respect to the financial statements and financial highlights of US Global Leaders Growth Fund, included in the Annual Report for the year ended June 30, 2001, filed with the Securities and Exchange Commission.




/s/Ernst & Young LLP
--------------------
Los Angeles, California
April 2, 2002